Condensed Interim Consolidated Statements of Loss and Comprehensive Los (Unaudited) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Profit or loss [abstract]
Sales	$ 577,689	$ 8,882
Cost of sales	538,413	136,863
Gross profit (loss)	39,276	(127,981)
Operating expenses
Accretion expense	2,506	8,427
Amortization	17,078	18,849
Consulting fees	108,237	274,603
Depreciation		8,119
Foreign exchange (gain) loss	(1,497)	20,140
Interest expense	2,771	16,199
Investor relations, filing, and compliance fees	73,778	53,569
Management and directors salaries and fees	266,145	141,277
Marketing	244,134	298,525
Other general and administrative expenses	109,956	30,309
Professional fees	329,065	116,916
Research and development	93,575	122,316
Share-based compensation	139,870	731,079
Salaries and benefits	426,903
Total operating expenses	1,812,521	1,840,328
Loss before other income (expenses)	(1,773,245)	(1,968,309)
Interest income	23,993	12,940
Royalty income	12,068
Gain (loss) on derivative liability	756,835	(22,849)
Gain (loss) on settlement of debt		38,257
Gain (loss) on disposal of equipment	6,688
Unrealized gains on equity instruments		456,373
Allowance for credit loss		(34,555)
Total other income (expenses)	799,584	450,166
Loss before income taxes	(973,661)	(1,518,143)
Deferred income tax recovery	(104,095)
Income tax expense	1,154
Loss and comprehensive loss for the period	$ (870,720)	$ (1,518,143)
Basic and diluted loss per common share - Company	$ (0.05)	$ (0.14)
Weighted average number of common shares outstanding	16,004,495	10,541,439